RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)
Related Party Transactions [Abstract]
Services provided by the related parties	¥ 139,026	¥ 210,963	¥ 91,912
Amounts due from related parties	5,587	22,505		$ 782
Amounts due to related parties	¥ 3,121	¥ 32,219		$ 437